Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.945%
Derivative, notional amount	$ 281,970
Effective date	Jan. 30, 2014
Ending date	May 31, 2019
5.1750% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.175%
Derivative, notional amount	569,649
Effective date	Jul. 16, 2012
Ending date	Jul. 15, 2016
Derivative termination date	Jan. 30, 2014
Swaption Counterparty A [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Derivative, notional amount	$ 106,800
Effective date	Feb. 28, 2014
Ending date	Feb. 26, 2021